Property and Equipment: Major classes of assets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Office and computer equipment		$ 342,405	$ 352,227
Manufacturing and installation equipment		272,488	260,624
Leasehold improvements		759,304	759,304
Vehicles		404,720	422,803
Property and equipment, Gross		1,778,917	1,794,958
Accumulated depreciation of property and equipment		(1,117,762)	(944,207)
Property and equipment, net-	$ 642,241	$ 661,156	$ 850,751